Fair Value of Financial Instruments - Summary of Breakdown of Fair Value Hierarchy Levels for Derivative Assets and Liabilities (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	R$ 69,045	R$ 76,504
Liabilities	(63,204)	(79,505)
Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	38,014	46,019
Liabilities	(34,646)	(51,789)
Options contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	21,252	20,418
Liabilities	(22,547)	(20,262)
Forward contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	3,111	2,085
Liabilities	(762)	(905)
Credit derivatives financial institutions [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	242	156
Liabilities	(198)	(76)
NDF - Non deliverable forward [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	5,943	7,596
Liabilities	(4,896)	(6,426)
Other derivative financial instruments [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	483	230
Liabilities	(155)	(47)
Level 1 [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	6	23
Liabilities	(3)	(22)
Level 1 [Member] | Options contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	3	4
Liabilities	(2)	(13)
Level 1 [Member] | Other derivative financial instruments [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	3	19
Liabilities	(1)	(9)
Level 2 [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	68,887	76,376
Liabilities	(63,076)	(79,373)
Level 2 [Member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	37,924	45,926
Liabilities	(34,535)	(51,680)
Level 2 [Member] | Options contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	21,187	20,402
Liabilities	(22,531)	(20,248)
Level 2 [Member] | Forward contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	3,111	2,085
Liabilities	(762)	(905)
Level 2 [Member] | Credit derivatives financial institutions [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	242	156
Liabilities	(198)	(76)
Level 2 [Member] | NDF - Non deliverable forward [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	5,943	7,596
Liabilities	(4,896)	(6,426)
Level 2 [Member] | Other derivative financial instruments [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	480	211
Liabilities	(154)	(38)
Level 3 [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	152	105	R$ 103
Liabilities	(125)	(110)	R$ (85)
Level 3 [Member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	90	93
Liabilities	(111)	(109)
Level 3 [Member] | Options contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	62	12
Liabilities	R$ (14)	R$ (1)